Accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets
Summary of fair values of financial assets and liabilities classified on the basis of various measurement methods

	12/31/2021			12/31/2022
	Published			Published
	Price			Price
	Quotations			Quotations
	in Active			in Active
	Markets –	Internal		Markets –	Internal
	Level 1	Models	Total	Level 1	Models	Total

ASSETS:
Financial assets at fair value through profit or loss	106,073	255,542	361,615	110,273	374,714	484,987
Financial assets at fair value through other comprehensive income	250,631	145,198	395,829	303,319	12,230	315,549
Hedging derivatives	—	11,248	11,248	—	10,181	10,181
	356,704	411,988	768,692	413,592	397,125	810,717
LIABILITIES:
Financial liabilities at fair value through profit or loss	62,570	288,847	351,417	28,762	405,350	434,112
Hedging derivatives	—	8,162	8,162	—	4,461	4,461
	62,570	297,009	359,579	28,762	409,811	438,573

Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3)

Set forth below are the financial instruments at fair value which measurement was based on internal models (Level 2 and Level 3) as of December 31, 2021 and 2022.

	Fair			Fair
	Values			Values
	Calculated			Calculated
	Using Internal			Using Internal			Valuation Techniques	Key Inputs
	Models as of			Models as of
	12/31/2021			12/31/2022
	Level 2	Level 3	Total	Level 2	Level 3	Total

ASSETS:
Financial assets at fair value through profit or loss:	255,403	139	255,542	374,644	70	374,714

Loans and advances to credit institutions – Reverse repurchase agreements	58,486	—	58,486	102,652	—	102,652	Forward estimation (non-closed formula)	Interest rate yield curve

Loans and advances to customers – Reverse repurchase agreements	10,000	—	10,000	19,207	—	19,207	Forward estimation (non-closed formula)	Interest rate yield curve

Debt and equity instruments	49,404	—	49,404	24,043	—	24,043	Price vendor	Financial instruments with low trading volume or minimum marketability
Trading derivatives:

Interest rate options	711	—	711	1,277	—	1,277	Black model (closed-formula solution)	Interest rate yield curve and implied volatility surface

Market index options:	130	—	130	170	—	170

European options	11	—	11	—	—	—	Black model (closed-formula solution)	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface and dividend estimate

Quanto options	115	—	115	152	—	152	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividend estimate

Auto-callable	4	—	4	1	—	1	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividend estimate

Asian quanto	—	—	—	17	—	17	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividend estimate

Exchange rate options:	1,874	—	1,874	2,321	—	2,321

European barrier	—	—	—	5	—	5	Black model (closed-formula solution)	Interest rate yield curves, quoted exchange rates and implied volatility surface

Barrier options	—	—	—	3	—	3	Logarithmic stochastic local volatility with partial differential equation method	Interest rate yield curves, quoted exchange rates and implied volatility surface

European options	1,874	—	1,874	2,313	—	2,313	Black model (closed-formula solution)	Interest rate yield curves, quoted exchange rates and implied volatility surface

Swaps	129,668	139	129,807	218,036	70	218,106	Forward estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

Index and securities futures	—	—	—	—	—	—	Forward estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

Exchange rate futures	5,130	—	5,130	6,938	—	6,938	Forward estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

Financial assets at fair value through other comprehensive income:	141,088	4,110	145,198	11,230	1,000	12,230

Debt instruments	141,088	—	141,088	11,230	—	11,230	Price vendor	Financial instruments with low trading volume or minimum marketability.

Loans and advances to customers	—	4,056	4,056	—	946	946	Forward estimation (non-closed formula)	Interest rate yield curve

Equity instruments	—	54	54	—	54	54	Other	Value of shareholders’ equity

Hedging derivatives:	11,248	—	11,248	10,181	—	10,181

Swaps	6,015	—	6,015	5,112	—	5,112	Forward estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

Exchange rate forwards	5,233	—	5,233	5,069	—	5,069	Forward estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

	407,739	4,249	411,988	396,055	1,070	397,125

	Fair			Fair
	Values			Values
	Calculated			Calculated
	Using Internal			Using Internal
	Models as of			Models as of			Valuation
	12/31/2021			12/31/2022			Techniques	Key Inputs
	Level 2	Level 3	Total	Level 2	Level 3	Total

LIABILITIES:
Financial liabilities at fair value through profit or loss:	288,741	106	288,847	405,296	54	405,350

Deposits from the Central Bank – Repurchase agreements	23,002	—	23,002	31,055	—	31,055	Forward estimation (non- closed formula solution)	Interest rate yield curve

Deposits from credit institutions – Repurchase agreements	17,846	—	17,846	22,818	—	22,818	Forward estimation (non- closed formula solution)	Interest rate yield curve

Customer deposits – Repurchase agreements	114,078	—	114,078	119,769	—	119,769	Forward estimation (non- closed formula solution)	Interest rate yield curve

Trading derivatives:

Interest rate options	915	—	915	1,921	—	1,921	Black model (closed-formula solution)	Interest rate yield curve and implied volatility surface

Market index options:	264	—	264	1,744	—	1,744

European	29	—	29	—	—	—	Black-Scholes model (closed-formula solution)	Interest rate yield curves, quoted equity prices, index levels, implied volatility surface and dividend estimate

Auto-callable	149	—	149	61	—	61	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividend estimate

Asian quanto	—	—	—	9	—	9	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividend estimate

Quanto options	86	—	86	1,674	—	1,674	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividend estimate

Exchange rate options:	2,063	—	2,063	2,278	—	2,278

European barrier	5	—	5	32	—	32	Black model (closed-formula solution)	Interest rate yield curves, quoted exchange rates and implied volatility surface

European options	2,051	—	2,051	2,242	—	2,242	Black model (closed-formula solution)	Interest rate yield curves, quoted exchange rates and implied volatility surface

American barrier and touch options	7	—	7	4	—	4	Mixed volatility model with partial differential equation method	Interest rate yield curves, quoted exchange rates and implied volatility surface

Swaps	126,796	106	126,902	220,071	54	220,125	Forward estimation (non- closed formula solution)	Interest rate yield curves and quoted exchange rates

Exchange rate futures	3,491	—	3,491	5,120	—	5,120	Forward estimation (non- closed formula solution)	Interest rate yield curve and quoted exchange rates

Short positions:

Debt instruments	27	—	27	—	—	—	Forward estimation (non- closed formula solution)	Interest rate yield curve

Marketable debt securities	259	—	259	520	—	520	Present value (non-closed formula solution) and Black-Scholes model with closed-formula solution	Interest rate yield curve, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Hedging derivatives:	8,162	—	8,162	4,461	—	4,461

Swaps	7,924	—	7,924	3,576	—	3,576	Forward estimation (non- closed formula solution)	Interest rate yield curve and quoted exchange rates

Exchange rate forwards	238	—	238	885	—	885	Forward estimation (non- closed formula solution)	Interest rate yield curve and quoted exchange rates
	296,903	106	297,009	409,757	54	409,811

Schedule of changes in financial assets classified as Level 3

			Assets
	Trading	Equity	Loans and advances
	derivatives	instruments	to customers	Total

Balance at January 1, 2020	938	—	2,875	3,813
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	(265)	—	—	(265)
Purchases	6	—	—	6
Transfers out	—	—	—	—
New issuances	—	—	—	—
Settlements	(57)	—	(2,875)	(2,932)
Balance at December 31, 2020	622	—	—	622
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	(305)	—	—	(305)
Purchases	—	—	—	—
Transfers out	—	—	—	—
New issuances	—	54	4,056	4,110
Settlements	(178)	—	—	(178)
Balance at December 31, 2021	139	54	4,056	4,249
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	(1)	—	—	(1)
Purchases	—	—	2,544	2,544
Transfers out	—	—	(1,598)	(1,598)
New issuances	—	—	—	—
Settlements	(68)	—	(4,056)	(4,124)
Balance at December 31, 2022	70	54	946	1,070

Schedule of changes in financial liabilities classified as Level 3

Liabilities
Trading
derivatives

Balance at January 1, 2020	(791)
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	(8)
Purchases	(369)
Transfer out	617
New issuances	—
Settlements	61
Balance at December 31, 2020	(490)
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	277
Purchases	—
Transfers out	24
New issuances	—
Settlements	83
Balance at December 31, 2021	(106)
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	4
Purchases	—
Transfers out	—
New issuances	—
Settlements	48
Balance at December 31, 2022	(54)

Schedule of significant unobservable inputs used in measuring financial instruments categorized as Level 3

The table below shows the effect as of December 31, 2022 on the fair value of the financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation.

			Significant	Range of Estimates	Fair value Measurement
		Valuation	Unobservable	(weighted-average)	Sensitivity to
Financial Instrument	Fair value	Technique	Input	for Unobservable Input	Unobservable Inputs
Loan and advances to customers	889	Estimation of credit default probabilities from credit spreads	Market credit spread quotes (CDS)	Credit spread quote (250 basis points – 1,003 basis points)	A significant rating downgrade would result in a lower fair value
Cross currency swaps	19	Forward estimation (non-closed formula)	Long-term peso exchange rate (above 20 years)	Bid-offer spread IRS TIIE (6 basis points) CCS USD/Peso (4 basis points)	A significant decrease in long-term peso exchange rate would result in a lower fair value
Interest rate swaps	(4)	Forward estimation (non-closed formula)	Long-term peso exchange rate (above 20 years) Interest rate curve referenced to 91-day TIIE	91-day TIIE interest rate curve = 28-day TIIE interest rate curve + (-5 basis points, 31 basis points) Bid-offer spread IRS TIIE (6 basis points) CCS USD/Peso (4 basis points)	A significant decrease in 91-day TIIE interest rate curve would result in a higher fair value The same scenario applied on long-term peso exchange rate would result in a lower fair value

This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

Schedule of potential impact on consolidated income statement of change in main inputs used to measure level 3 financial instruments

	Potential Impact on Consolidated
	Income Statement as of
	December 31, 2022
	Most	Least
	Favorable	Favorable
	Input	Input

ASSETS:
Cross currency swaps	1	(1)
Loan and advances to customers	—	(10)
LIABILITIES:
Interest rate swaps	1	(1)

Schedule of sensitivity analysis

	Average	High	Low	12/31/2022

All financial instruments	41	103	25	41
By category:
Instruments sensitive to interest rate	38	104	26	39
Instruments sensitive to equity market prices	1	3	0	1
Instruments sensitive to foreign currency exchange rates	15	36	2	19
Instruments sensitive to volatility movements	10	68	3	6

Schedule of financial assets and liabilities subject to offsetting

The following financial assets are subject to offsetting, enforceable master netting arrangements and similar agreements:

As of December 31, 2022:

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial liabilities	financial assets
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of master	Financial instrument	Cash	Net
	financial assets	sheet	balance sheet	netting agreements	collateral	collateral	amount

Financial derivatives assets	238,997	—	238,997	(204,724)	(4,541)	(26,861)	2,871

Reverse repurchase agreements	121,859	—	121,859	(2,461)	(119,398)	—	—

Equity instruments (*) (see Note 9.a)	—	—	—	—	(1)	—	(1)

Total	360,856	—	360,856	(207,185)	(123,940)	(26,861)	2,870

As of December 31, 2021:

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial liabilities	financial assets
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of master	Financial instrument	Cash	Net
	financial assets	sheet	balance sheet	netting agreements	collateral	collateral	amount

Financial derivatives assets	190,638	—	190,638	(152,313)	(4,491)	(26,894)	6,940

Reverse repurchase agreements	68,486	—	68,486	(4,799)	(63,687)	—	—

Equity instruments (*) (see Note 9.a)	9	—	9	—	(74)	—	(65)

Total	259,133	—	259,133	(157,112)	(68,252)	(26,894)	6,875

(*)   As of December 31, 2021 and 2022, the financial instruments received as collateral in lending transactions amount to 74 million pesos and 1 million pesos, respectively, which are limited to the net equities lent under the aforementioned lending transactions.

The following financial liabilities are subject to offsetting, enforceable master netting arrangements and similar agreements:

As of December 31, 2022:

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial assets	financial liabilities
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of master	Financial instrument	Cash	Net
	financial liabilities	sheet	balance sheet	netting agreements	collateral	collateral	amount

Financial derivatives liabilities	235,649	—	235,649	(204,724)	(7,077)	(15,676)	8,172

Repurchase agreements	299,320	—	299,320	(2,461)	(300,467)	—	(3,608)

Short positions	28,762	—	28,762	—	(28,932)	—	(170)

Total	563,731	-	563,731	(207,185)	(336,476)	(15,676)	4,394

As of December 31, 2021:

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial assets	financial liabilities
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of master	Financial instrument	Cash	Net
	financial liabilities	sheet	balance sheet	netting agreements	collateral	collateral	amount

Financial derivatives liabilities	184,840	—	184,840	(152,313)	(6,375)	(13,222)	12,930

Repurchase agreements	264,260	—	264,260	(4,799)	(265,862)	—	(6,401)

Short positions	19,554	—	19,554	—	(19,702)	—	(148)

Total	468,654	—	468,654	(157,112)	(291,939)	(13,222)	6,381

Schedule of factors used for the ECL estimate

		December 31, 2022
Factor	Scenario	December 2022	December 2023	December 2024	December 2025
	Baseline	3.50%	0.18%	1.29%	1.67%
GDP (% year over year)	Upside	3.50%	2.10%	3.92%	2.94%
	Downside	3.50%	(5.16)%	(6.78)%	1.15%
	Baseline	8.37%	5.33%	4.19%	3.87%
CPI (% year over year)	Upside	8.37%	3.74%	2.98%	3.00%
	Downside	8.37%	9.34%	9.77%	6.52%
	Baseline	3.16%	3.37%	3.49%	3.56%
Unemployment rates (% active population)	Upside	3.16%	3.22%	3.18%	3.16%
	Downside	3.16%	4.89%	5.98%	5.69%
	Baseline	20.29	20.86	21.30	21.71
Peso/USD (average of period)	Upside	20.29	19.39	18.94	19.13
	Downside	20.29	27.91	25.27	24.67
	Baseline	10.75%	9.91%	9.53%	9.40%
Loans - Mortgage (% year over year)	Upside	10.75%	11.89%	11.66%	10.88%
	Downside	10.75%	(3.66)%	0.18%	2.85%
	Baseline	13.51%	9.67%	8.35%	7.60%
Loans - Consumer (% year over year)	Upside	13.51%	12.02%	10.90%	10.01%
	Downside	13.51%	(21.23)%	1.06%	4.46%
	Baseline	5.57%	6.52%	6.12%	5.77%
Investment funds (% year over year)	Upside	5.57%	13.24%	10.71%	7.44%
	Downside	5.57%	(6.09)%	(4.24)%	2.58%
	Baseline	7.94%	7.55%	7.55%	7.55%
Real Estate housing prices (% year over year)	Upside	7.94%	10.19%	9.75%	8.64%
	Downside	7.94%	1.76%	1.31%	3.92%
	Baseline	45,195.97	47,546.16	50,018.56	52,619.52
Stock markets (level)	Upside	45,195.97	58,245.08	61,818.33	65,610.78
	Downside	45,195.97	31,696.64	39,901.69	41,811.04

Schedule of weightings assigned to each macroeconomic scenario

December 31, 2022
Scenario	Weighting

Base	50.0%
Upside	15.0%
Downside	35.0%

December 31, 2021
Scenario	Weighting

Base	55.0%
Upside	15.0%
Downside	30.0%

Sensitivity analysis, changes to the ECL

	Most Favorable	Least Favorable
	Scenario	Scenario

Retail loan portfolio	(19.7)%	17.7%
Non-retail loan portfolio	(16.4)%	14.0%

Schedule of tangible asset depreciation rates

Average Annual
Rate

Buildings for own use	2% to 5%
Furniture and vehicles	10% to 20%
Information technology equipment and fixtures	25%
Other fixtures	5% to 20%

Commercial loans to large enterprises
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

<= 0.001746	6
0.001746 - 0.003955	8
0.003955 - 0.006149	10
0.006149 - 0.023039	12
0.023039 - 0.041789	14
>0.041789	16

Commercial loans to real estate
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

<=0.015438	4
0.015438 - 0.045128	9
0.045128 - 0.107460	11
0.107460 - 0.136594	17
>0.136594	20

Commercial loans (SMEs)
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

<=0.022138	7
0.022138 - 0.037734	9
0.037734 - 0.062950	11
0.062950 - 0.099364	13
0.099364 - 0.131539	23
0.131539 - 0.175113	27
0.175113 - 0.198299	28
0.198299 - 0.281104	29
>0.281104	30

Securitized mortgage assets
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

<=0.058243	14
0.058243 - 0.082909	15
0.082909 - 0.146843	17
0.146843 - 0.164525	18
0.164525 - 0.189841	20
0.189841 - 0.260988	21
0.260988 - 0.350462	25
>0.350462	28

Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

<=0.013470	9
0.013470 - 0.022584	12
0.022584 - 0.030918	14
0.030918 - 0.042373	16
0.042373 - 0.051001	22
0.051001 - 0.063232	28
0.063232 - 0.083787	34
0.083787 - 0.106176	40
>0.106176	46

Non-revolving consumer loans (payroll loans)
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

<=0.065107	12
0.065107 - 0.084679	15
0.084679 - 0.114538	17
0.114538 - 0.120289	18
0.120289 - 0.144679	19
0.144679 - 0.172172	22
0.172172 - 0.268165	26
>0.268165	30

Non-revolving consumer loans (personal loans)
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

<=0.135945	14
0.135945 - 0.172186	15
0.172186 - 0.194727	17
0.194727 - 0.245958	19
0.245958 - 0.26134	23
0.26134 - 0.290297	25
0.290297 - 0.334647	27
>0.334647	29